Accounts Receivable, Net - Schedule of Aging Analysis of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	$ 43,886,026	$ 33,135,718
Not past due [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	7,750,946	514,854
Up to 90 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	14,742,788	25,147,001
91 to 180 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	426,046	105,571
181 to 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable	20,966,246	4,290
Over 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable [Line Items]
Accounts receivable		$ 7,364,002